Earnings/(Loss) per Share ("EPS") - Computation of Weighted Average Number of Shares (Detail) - shares		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	[1]	3,704,196,924	3,702,554,614		3,705,502,141
Effect of dilution
Potential ordinary shares relating to share option awards		23,348,057	21,220,860	[2]	15,947,492
Adjusted weighted average number of ordinary shares for diluted earnings per share	[1]	3,727,544,981	3,702,554,614	[2]	3,721,449,633

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.